CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	DEFICIT	NCI	AOCI	Total
Balance at Aug. 31, 2017	$ 67,976
Balance (Shares) at Aug. 31, 2017	67,975,761	16,108,270	(13,169,939)	(238,476)	0	2,767,831
Shares issued for services	$ 648	$ 780,408				$ 781,056
Shares issued for services (Shares)	647,690
Stock based compensation		2,602,239				2,602,239
Warrants issued for services		1,063,270				1,063,270
Exercise of stock options	$ 546	93,156				$ 93,702
Exercise of stock options (in shares)	545,875					545,875
Exercise of warrants	$ 6,363	1,767,159				$ 1,773,522
Exercise of warrants (in shares)	6,364,145
Net loss						(6,598,843)
Net loss			$ (6,598,843)	$ (10,344)		(6,609,187)
Net loss non-controlling interest						(10,344)
Non-controlling Interest		(318,820)		$ 248,820		(70,000)
Other comprehensive income (loss)					$ (14,247)	(14,247)
Balance at Aug. 31, 2018	$ 75,533	$ 22,095,682	$ (19,768,782)		$ (14,247)	$ 2,388,186
Balance (Shares) at Aug. 31, 2018	75,533,471	22,095,682	19,768,782	0	14,247	2,388,186
Stock based compensation		$ 64,044				$ 64,044
Private Placement	$ 947	1,469,363				1,470,310
Private Placement (Shares)	947,150
Exercise of stock options	$ 330	32,670				33,000
Exercise of stock options (in shares)	330,000
Exercise of warrants	$ 310	145,570				145,880
Exercise of warrants (in shares)	309,800
Net loss			$ (701,391)			(701,391)
AOCI					$ 14,247	14,247
Balance at Nov. 30, 2018	$ 77,120	23,807,329	(20,470,173)			3,414,276
Balance (Shares) at Nov. 30, 2018	77,120,421
Balance at Aug. 31, 2018	$ 75,533	$ 22,095,682	$ (19,768,782)		$ (14,247)	$ 2,388,186
Balance (Shares) at Aug. 31, 2018	75,533,471	22,095,682	19,768,782	0	14,247	2,388,186
Net loss						$ (1,849,367)
Net loss						(1,854,502)
Net loss non-controlling interest						(5,135)
Balance at Feb. 28, 2019	$ 78,002	$ 24,318,746	$ (21,618,149)	$ 994,865		3,773,464
Balance (Shares) at Feb. 28, 2019	78,002,086
Balance at Aug. 31, 2018	$ 75,533	$ 22,095,682	$ (19,768,782)		$ (14,247)	$ 2,388,186
Balance (Shares) at Aug. 31, 2018	75,533,471	22,095,682	19,768,782	0	14,247	2,388,186
Shares issued for services	$ 250	$ 234,250				$ 234,500
Shares issued for services (Shares)	250,000
Stock based compensation		626,692				626,692
Private Placement	$ 947	1,469,363				1,470,310
Private Placement (Shares)	947,150
Warrants issued for services		52,817				52,817
Exercise of stock options	$ 430	65,820				$ 66,250
Exercise of stock options (in shares)	430,000					430,000
Exercise of warrants	$ 1,627	794,496				$ 796,123
Exercise of warrants (in shares)	1,626,513
Net loss			$ (4,099,420)			(4,099,420)
Net loss						(4,158,413)
Net loss non-controlling interest						(58,993)
Non-controlling Interest				$ (58,993)		(58,993)
Other comprehensive income (loss)					$ 14,247	14,247
Subsidiary Investment		833,333		166,667		1,000,000
Balance at Aug. 31, 2019	$ 78,787	$ 26,172,453	$ (23,868,202)	$ 107,674		$ 2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134	26,172,453	23,868,202	107,674	0	2,490,712
Balance at Nov. 30, 2018	$ 77,120	$ 23,807,329	$ (20,470,173)			$ 3,414,276
Balance (Shares) at Nov. 30, 2018	77,120,421
Shares issued for services	$ 100	130,900				131,000
Shares issued for services (Shares)	100,000
Exercise of stock options	$ 50	18,450				18,500
Exercise of stock options (in shares)	50,000
Exercise of warrants	$ 732	362,067				362,799
Exercise of warrants (in shares)	731,665
Net loss			(1,147,976)			(1,147,976)
Net loss						(1,153,111)
Net loss non-controlling interest				$ (5,135)		(5,135)
Non-controlling Interest				1,000,000		1,000,000
Balance at Feb. 28, 2019	$ 78,002	24,318,746	(21,618,149)	994,865		3,773,464
Balance (Shares) at Feb. 28, 2019	78,002,086
Stock based compensation		443,266				443,266
Warrants issued for services		52,817				52,817
Exercise of stock options	$ 50	14,700				14,750
Exercise of stock options (in shares)	50,000
Exercise of warrants	$ 385	228,058				228,444
Exercise of warrants (in shares)	385,048
Net loss			(1,171,805)			(1,171,805)
Net loss non-controlling interest				(16,131)		(16,131)
Non-controlling Interest		833,333		(833,333)
Balance at May. 31, 2019	$ 78,437	25,890,921	(22,789,954)	145,401		3,324,805
Balance (Shares) at May. 31, 2019	78,437,134
Shares issued for services	$ 150	103,350				103,500
Shares issued for services (Shares)	150,000
Stock based compensation		119,382				119,382
Exercise of warrants	$ 200	58,800				59,000
Exercise of warrants (in shares)	200,000
Net loss			(1,078,248)			(1,078,248)
Net loss non-controlling interest				(37,727)		(37,727)
Balance at Aug. 31, 2019	$ 78,787	$ 26,172,453	$ (23,868,202)	$ 107,674		$ 2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134	26,172,453	23,868,202	107,674	0	2,490,712
Stock based compensation		$ 162,414				$ 162,414
Private Placement	$ 1,824	814,196				816,020
Private Placement (Shares)	1,823,745
Warrants issued for services		70,752				70,752
Net loss			$ (907,313)			(907,313)
Non-controlling Interest				$ (17,450)		(17,450)
Balance at Nov. 30, 2019	$ 80,611	27,219,815	(24,775,515)	90,224		2,615,135
Balance (Shares) at Nov. 30, 2019	80,610,879
Balance at Aug. 31, 2019	$ 78,787	$ 26,172,453	$ (23,868,202)	$ 107,674		$ 2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134	26,172,453	23,868,202	107,674	0	2,490,712
Exercise of stock options						$ 11,000
Exercise of stock options (in shares)						110,000
Net loss						$ (1,857,657)
Net loss						(1,922,255)
Net loss non-controlling interest						(64,598)
Balance at Feb. 29, 2020	$ 80,721	$ 27,524,998	$ (25,725,859)	$ 43,076		1,922,936
Balance (Shares) at Feb. 29, 2020	80,720,879
Balance at Nov. 30, 2019	$ 80,611	27,219,815	(24,775,515)	90,224		2,615,135
Balance (Shares) at Nov. 30, 2019	80,610,879
Stock based compensation		294,293				294,293
Exercise of stock options	$ 110	10,890				11,000
Exercise of stock options (in shares)	110,000
Net loss			(950,344)			(950,344)
Net loss						(997,492)
Net loss non-controlling interest						(47,148)
Non-controlling Interest				(47,148)		(47,148)
Balance at Feb. 29, 2020	$ 80,721	$ 27,524,998	$ (25,725,859)	$ 43,076		$ 1,922,936
Balance (Shares) at Feb. 29, 2020	80,720,879